Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related party transactions
Revenues						¥ 38,418,915	$ 5,411,191	¥ 35,376,996	¥ 30,405,839
Cost of revenues						26,756,389	$ 3,768,559	26,337,721	23,816,462
Investment Income, Interest						399,689		209,061	212,713
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Aggregate price				¥ 53,868					53,868
Related Party
Related party transactions
Revenues						594,859		1,038,004	112,142
Cost of revenues						1,351,977		797,256	401,954
Other operating income						129,536		119,668	71,531
Other income						43,428		42,033	41,435
Related Party | Others
Related party transactions
Revenues						66,655		51,662	5,224
Cost of revenues						39,838		44,666	103,669
Other operating income						18,918		20,677	8,453
Other income						10,382		8,071	2,435
Related Party | Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries | Freight service agency fees
Related party transactions
Cost of revenues						119,005		56,325	5,853
Related Party | ZTO Supply Chain Management Co., Ltd. | Transportation service fees paid
Related party transactions
Cost of revenues						862,944		459,013	56,624
Related Party | ZTO Supply Chain Management Co., Ltd. | Property leasing income
Related party transactions
Other operating income						45,896		45,876	29,688
Related Party | Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Cost of revenues						330,190		237,252	235,808
Related Party | Tonglu Antong Management LLP | Express delivery service revenue
Related party transactions
Revenues						253,948		694,758	38,202
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Express delivery service revenue
Related party transactions
Revenues						274,256		291,584	68,716
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Property leasing income
Related party transactions
Other operating income						64,722		53,115	33,390
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. | Interest Income
Related party transactions
Other income						¥ 33,046		¥ 33,962	39,000
Mr. Jianchang Lai
Related party transactions
Cash consideration				¥ 103,728	¥ 103,728				¥ 103,728
Equity Interest Acquired by Subsidiaries				20.77%	20.77%				20.77%
Additional Paid in Capital				¥ 29,799	¥ 29,799
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)
Related party transactions
Equity Interest Acquired by Subsidiaries				100.00%					100.00%
Cash consideration payable				¥ 177,297
Loss recognized by the Company				¥ 2,532
Jinhua Zhongrui Freight Forwarding Co., Ltd
Related party transactions
Equity Interest Acquired by Subsidiaries		100.00%
Cash consideration payable		¥ 291,400
Loss recognized by the Company		¥ 60,514
Mr. Du Wang
Related party transactions
Cash consideration			¥ 39,128
Equity Interest Acquired by Subsidiaries			10.00%
Additional Paid in Capital			¥ 5,060
Tuxi Technology Co.,Ltd
Related party transactions
Equity Interest Acquired by Subsidiaries	82.00%							82.00%
Cash consideration payable	¥ 98,533